Derivatives and Hedging Activities (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
The following is a summary of our interest rate swaps that were designated as cash flow hedges of interest rate risk as of June 30, 2018 and December 31, 2017 (notional amount in thousands):

Count	Fixed LIBOR	Maturity Date	Notional Amount
6	1.2% - 2.2%	2019-2024	$992,000

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The table below details the location of the gain or loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations and comprehensive income for the three and six months ended June 30, 2018 and 2017 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Amount of gain (loss) recognized in OCI on derivative	$5,608	$(2,914)	$19,047	$(1,765)
Amount of (gain) loss reclassified from AOCI into interest expense	(753)	378	(704)	975

The table below details the location of the gain or loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Amount of gain (loss) recognized in OCI on derivatives	$2,770	$6,979	$(3,128)
Amount of loss reclassified from AOCI into interest expense	1,810	3,586	3,150